FAIR VALUES - Level 3 Reconciliation (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Reconciliation of the financial instruments
Assets at beginning of period	$ 376,193,262
Transfers	0
Assets at end of period	390,403,042
Level 3 of fair value hierarchy [member]
Reconciliation of the financial instruments
Assets at beginning of period	44,070
P/L	63,197
Assets at end of period	$ 107,267